Receivables (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Receivables [Abstract]
Schedule of Receivables

Receivables, net of allowance for credit losses consisted of the following at:

	December 31,	March 31,
	2025	2025
Accounts receivable, trade	75,514	$35,197
Other receivables	152,391	91,302
Allowance for credit losses	(12,000)	(827)
Receivables, net	$215,905	$125,672

Receivables consist of the following at March 31:

	2025	2024
Accounts receivable, trade	$35,197	$57,190
Other receivables	91,302	7,048
Allowance for credit losses	(827)	(34,571)
Receivables, net	$125,672	$29,667

Schedule of Changes in the Allowance for Credit Losses

Changes in the allowance for credit losses account for the nine months ended December 31, 2025, and the year ended March 31, 2025, is as follows:

	December 31,	March 31,
	2025	2025
Beginning balance	$827	$34,571
Credit loss (recovery) expense	61,755	(17,912)
Write-offs charged against the allowance	(38,133)	(13,500)
Recoveries of amounts written off	(12,449)	(2,332)
Ending balance	$12,000	$827

Changes in the allowance for credit losses account is as follows:

	March 31, 2025	March 31, 2024
Beginning balance	$34,571	$—
Adoption of accounting standard	—	22,483
Credit loss (recovery) expense	(17,912)	43,471
Write-offs charged against the allowance	(13,500)	(31,383)
Recoveries of amounts written off	(2,332)	—
Ending balance	$827	$34,571